Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of Inventories

	At December 31,
	2021	2020
Supplies	3,573	3,147
Oil and byproducts	7,940	4,862
Others	7	6
	11,520	8,015